Earnings Per Share (Computation of basic and diluted earnings per share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net income attributable to common shareholders	$ 662.8	$ 709.6
Diluted numerator	$ 662.8	$ 709.6
Denominator
Weighted average shares of common stock outstanding	238.5	231.7
Weighted average deferred share units outstanding	1.4	1.3
Weighted average shares of common stock outstanding - basic	239.9	233.0
Stock-based compensation	0.6	0.4
Convertible Debentures	0.0	0.1
Weighted average shares of common stock outstanding- diluted	240.5	233.5
Earnings per common share
Basic	$ 2.76	$ 3.05
Diluted	$ 2.76	$ 3.04